Financial Risk Management and Fair Values of Financial Instruments - Summary of Loss Rate Methodology (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract assets [member]
Disclosure of detailed information about financial instruments [Line Items]
Expected loss rate	0.045%	0.06%
Total carrying amount	$ 384,057	$ 381,587
Loss allowance	$ (174)	$ (229)
Accounts receivable including related parties [member]
Disclosure of detailed information about financial instruments [Line Items]
Expected loss rate	0.045%	0.06%
Total carrying amount	$ 5,328,835	$ 4,384,232
Loss allowance	$ (2,454)	$ (2,669)
Other receivable including related parties [member]
Disclosure of detailed information about financial instruments [Line Items]
Expected loss rate	0.045%	0.06%
Total carrying amount	$ 44,589	$ 131,908
Loss allowance	$ (13)	$ (45)